Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS — 62.5%
	CORPORATE — 62.5%
	BASIC MATERIALS — 3.4%
	First Quantum Minerals, Ltd.
925,000	6.875%, 10/15/2027[2,3,4]	$924,553
260,000	9.375%, 3/1/2029[2,3,4]	275,084
150,000	SCIL IV LLC 5.375%, 11/1/2026[2,3]	148,886
100,000	9.500%, 7/15/2028[3]	110,996
100,000	Stillwater Mining Co. 4.500%, 11/16/2029[3]	84,580
		1,544,099
	COMMUNICATIONS — 13.9%
100,000	Altice France S.A. 8.125%, 2/1/2027[2,3,4]	84,046
200,000	AST SpaceMobile, Inc. 4.250%, 3/1/2032[2,5]	216,870
250,000	Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	224,394
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	302,145
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	889,603
475,000	DISH Network Corp. 11.750%, 11/15/2027[2,3]	501,923
	EchoStar Corp.
262,458	3.875%, 11/30/2030[5]	305,917
300,000	6.750%, 11/30/2030[3]	277,187
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	449,091
625,000	6.625%, 8/1/2026	431,564
1,000,000	Qwest Corp. 7.250%, 9/15/2025	1,001,807
500,000	SoftBank Group Corp. 6.000%, 7/30/2025[3,4]	500,477
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	383,356
802,000	Victoria's Secret & Co 4.625%, 7/15/2029[3]	736,016
		6,304,396
	CONSUMER, CYCLICAL — 13.9%
275,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	277,848
700,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	729,800

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
150,000	Atlantis Holdings LLC / Victra Finance Corp. 7.750%, 2/15/2026[2,3]	$150,921
575,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	499,387
560,000	Evergreen Acqco 1 LP / TVI, Inc. 9.750%, 4/26/2028[2,3]	587,915
449,000	Jaguar Land Rover Automotive PLC 7.750%, 10/15/2025[2,3,4]	451,411
203,926	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	206,628
350,000	Lucid Group, Inc. 1.250%, 12/15/2026[2,5]	283,937
	QVC, Inc.
461,000	4.450%, 2/15/2025[3]	459,783
1,026,000	6.875%, 4/15/2029[2,3]	863,781
725,000	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.931% (6-Month USD Libor+605.33 basis points), 10/15/2026[2,3,6]	737,685
1,150,000	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8.000%, 9/20/2025[2,3,4]	949,625
88,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	86,806
50,000	Victra Holdings LLC / Victra Finance Corp. 8.750%, 9/15/2029[2,3]	53,026
		6,338,553
	CONSUMER, NON-CYCLICAL — 6.2%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[2,5]	398,076
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	339,453
42,000	Block, Inc. 0.250%, 11/1/2027[5]	36,761
372,000	Diversified Healthcare Trust 9.750%, 6/15/2025[3]	371,786
250,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	185,000
	HLF Financing Sarl LLC / Herbalife International, Inc.
550,000	12.250%, 4/15/2029[2,3]	578,075
131,000	4.875%, 6/1/2029[2,3]	89,100
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	26,016
822,942	Radiology Partners, Inc. 8.500%, 1/31/2029[2,3]	816,515
		2,840,782

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY — 5.4%
	CITGO Petroleum Corp.
200,000	7.000%, 6/15/2025[2,3]	$200,271
112,000	6.375%, 6/15/2026[2,3]	112,421
725,000	8.375%, 1/15/2029[2,3]	753,082
650,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	637,030
100,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125%, 6/1/2028[2,3]	100,526
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[2,5]	427,535
226,000	Talos Production, Inc. 9.000%, 2/1/2029[2,3]	235,256
		2,466,121
	FINANCIAL — 10.8%
550,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	545,100
75,000	BGC Group, Inc. 8.000%, 5/25/2028[3]	79,735
1,141,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[3]	1,172,936
300,000	LendingTree, Inc. 0.500%, 7/15/2025[5]	292,125
1,150,000	Saks Global Enterprises LLC 11.000%, 12/15/2029[2,3]	1,102,883
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
700,000	10.500%, 2/15/2028[2,3]	748,878
1,019,000	4.750%, 4/15/2028[2,3]	969,064
		4,910,721
	INDUSTRIAL — 5.3%
350,000	Bombardier, Inc. 7.875%, 4/15/2027[2,3,4]	351,573
100,000	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/2032[2,3]	101,622
600,000	INNOVATE Corp. 8.500%, 2/1/2026[2,3]	586,500
650,000	Spirit AeroSystems, Inc. 9.375%, 11/30/2029[2,3]	699,806
145,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[2,3]	145,091
500,000	XPO, Inc. 6.250%, 6/1/2028[2,3]	507,742
		2,392,334

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 1.9%
400,000	CSG Systems International, Inc. 3.875%, 9/15/2028[5]	$423,953
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	181,595
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	81,883
250,000	Xerox Holdings Corp. 3.750%, 3/15/2030[2,5]	187,569
		875,000
	UTILITIES — 1.7%
465,000	American Water Capital Corp. 3.625%, 6/15/2026[5]	462,024
50,000	Evergy, Inc. 4.500%, 12/15/2027[5]	55,734
97,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	95,782
168,000	PG&E Corp. 4.250%, 12/1/2027[5]	171,777
		785,317
	TOTAL CORPORATE
	(Cost $27,764,541)	28,457,323

	TOTAL BONDS
	(Cost $27,764,541)	28,457,323

Number
of Shares
	COMMON STOCKS — 0.8%
	CONSUMER, NON-CYCLICAL — 0.1%
10,000	Endo Finance Holdings, Inc.	—
170,000	Endo Finance Holdings, Inc.	—
1,742	Endo, Inc.	45,989
		45,989
	ENERGY — 0.4%
9,219	Enviva Holdings LP	170,551
100,000	Enviva Holdings LP	—
		170,551
	TECHNOLOGY — 0.3%
3,490	Diebold Nixdorf, Inc.	151,082
	TOTAL COMMON STOCKS
	(Cost $182,441)	367,622

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	LEVERAGED LOANS — 30.9%
796,454	Altice France S.A. 9.802% (1-Month Term SOFR+550 basis points), 8/31/2028[3,4,6,7]	$674,995
693,333	American Airlines, Inc. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[3,4,6,7]	711,065
275,000	AP Core Holdings II LLC 10.933% (1-Month USD Libor+550 basis points), 9/1/2027[3,6,7]	259,678
502,489	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[3,6,7]	477,769
725,000	Asurion LLC 10.404% (1-Month USD Libor+525 basis points), 2/3/2028[3,6,7]	710,772
49,496	9.676% (1-Month Term SOFR+425 basis points), 8/19/2028[3,6,7]	49,628
200,000	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[3,6,7]	195,047
250,000	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[3,6,7]	254,438
298,496	Connect Finco SARL 8.812% (1-Month Term SOFR+450 basis points), 9/28/2029[3,4,6,7]	261,078
298,477	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[3,6,7]	299,784
397,000	Delivery Hero S.E. 5.130%, 12/20/2029[3,6,7]	400,871
476,440	Directv Financing LLC 10.650% (1-Month Term SOFR+525 basis points), 8/2/2029[3,6,7]	473,991
228,987	Discovery Energy Holding Corp. 10.085% (1-Month Term SOFR+475 basis points), 5/1/2031[3,6,7]	229,760
99,500	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[3,6,7]	94,069
1,036,403	Endo Finance Holdings, Inc. 8.357% (1-Month Term SOFR+400 basis points), 4/23/2031[3,6,7]	1,045,751
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[6,7]	460,575
496,717	First Brands Group LLC 10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[3,6,7]	489,142
1,159,475	Franchise Group, Inc. 10.437% (3-Month Term SOFR+475 basis points), 3/10/2026[3,6,7]	681,192
288,525	13.745% (1-Month Term SOFR+900 basis points), 11/4/2026[6,7,8]	293,575
400,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3,7]	396,657
205,625	HLF Financing Sarl LLC / Herbalife International, Inc. 11.062% (1-Month Term SOFR+675 basis points), 4/12/2029[3,6,7]	204,024
348,418	Lasership, Inc. 10.035%, 1/30/2029[6,7]	358,580
256,832	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[6,7]	68,489
903,297	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[6,7]	622,526
447,199	LendingTree LLC 3.750% (1-Month Term SOFR+375 basis points), 9/15/2028[3,6,7]	446,416

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

Principal
Amount[1]		Value
	LEVERAGED LOANS (Continued)
596,250	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[3,6,7]	$585,631
45,388	Radiology Partners, Inc. 9.587% (3-Month Term SOFR+350 basis points), 1/31/2029[6,7]	45,005
650,000	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,6,7]	631,313
200,000	Revlon Intermediate Holdings IV LLC 11.255% (1-Month Term SOFR+687.5 basis points), 5/2/2028[3,6,7,8]	199,150
98,489	Spirit AeroSystems, Inc. 9.563% (1-Month Term SOFR+425 basis points), 1/15/2027[3,6,7]	99,822
347,243	Spirit Airlines, Inc. 11.356% (1-Month Term SOFR+700 basis points), 12/18/2025[6,7]	349,197
90,475	Taboola, Inc. 9.447% (1-Month USD Libor+400 basis points), 9/1/2028[3,6,7]	90,588
81,511	Tutor Perini Corp. 4.750% (1-Month Term SOFR+475 basis points), 8/18/2027[3,6,7]	81,732
347,209	Viasat, Inc. 9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[3,6,7]	314,176
49,375	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[3,6,7]	43,573
92,193	Wellpath Holdings, LLC 6.250%, 6/9/2025[7]	93,576
43,688	11.231%, 7/11/2025[7]	32,897
242,954	11.231%, 7/11/2025[7]	182,944
203,048	11.300%, 7/11/2025[7]	152,895
94,580	11.109%, 10/1/2025[7]	95,998
950,515	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[6,7,8]	668,036
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[3,6,7]	253,750
	TOTAL LEVERAGED LOANS
	(Cost $15,003,317)	14,080,155

Number
of Shares
	SHORT-TERM INVESTMENTS — 4.6%
2,120,549	Fidelity Institutional Government Portfolio Class I, 5.22%[9]	$2,120,549
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,120,549)	2,120,549

	TOTAL INVESTMENTS — 98.8%
	(Cost $45,070,848)	$45,025,649

	Other Assets in Excess of Liabilities — 1.2%	530,548
	TOTAL NET ASSETS — 100.0%	$45,556,197

LLC – Limited Liability Company

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $20,236,571, which represents 44.42% of Net Assets.
[3]	Callable.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Floating rate security.
[7]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[8]	Denotes investments purchased on a when-issued or delayed delivery basis.
[9]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Setlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	January 31, 2025	(Depreciation)
Euro	Pershing, LLC.	EUR per USD	2/7/2025	(110,000)	$(120,318)	$(114,143)	$6,175
Euro	Pershing, LLC.	EUR per USD	4/7/2025	(325,000)	(342,647)	(338,259)	4,388
					(462,965)	(452,402)	10,563
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(462,965)	$(452,402)	$10,563

EUR – Euro